UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834
Name of Registrant: Vanguard Windsor Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31st
Date of reporting period: July 31, 2017
Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (98.0%)1
Consumer Discretionary (10.5%)
* Norwegian Cruise Line Holdings Ltd.	3,571,581	196,687
Newell Brands Inc.	3,494,430	184,226
SES SA Class A	7,717,820	181,557
Delphi Automotive plc	1,815,641	164,170
DR Horton Inc.	4,360,000	155,609
Omnicom Group Inc.	1,662,541	130,909
Expedia Inc.	800,520	125,257
VF Corp.	1,824,500	113,466
Ford Motor Co.	9,896,973	111,044
Lennar Corp. Class A	1,968,618	103,234
Hilton Worldwide Holdings Inc.	1,450,516	90,701
TJX Cos. Inc.	1,245,487	87,570
Toll Brothers Inc.	1,905,500	73,533
Goodyear Tire & Rubber Co.	2,153,000	67,841
Staples Inc.	5,905,443	59,940
News Corp. Class A	4,001,857	57,267
Interpublic Group of Cos. Inc.	2,254,250	48,714
Lowe's Cos. Inc.	518,400	40,124
Kohl's Corp.	343,475	14,203
		2,006,052
Consumer Staples (4.5%)
British American Tobacco plc	3,470,800	215,904
Ingredion Inc.	1,246,150	153,675
Coty Inc. Class A	6,705,918	137,337
* Post Holdings Inc.	1,465,800	121,955
Wal-Mart Stores Inc.	1,520,350	121,613
CVS Health Corp.	688,190	55,007
Kellogg Co.	625,000	42,500
		847,991
Energy (8.2%)
Pioneer Natural Resources Co.	1,598,407	260,700
Royal Dutch Shell plc ADR	4,131,820	233,572
Halliburton Co.	4,820,751	204,593
* Concho Resources Inc.	1,260,375	164,177
Anadarko Petroleum Corp.	3,055,385	139,539
Exxon Mobil Corp.	1,713,960	137,185
BP plc ADR	3,467,825	121,859
Canadian Natural Resources Ltd.	1,882,368	57,601
Cenovus Energy Inc.	6,621,254	55,685
^ Murphy Oil Corp.	1,836,625	48,818
HollyFrontier Corp.	1,556,600	44,892
Valero Energy Corp.	482,200	33,257
ConocoPhillips	623,317	28,280
* Baker Hughes a GE Co.	404,150	14,909
* Southwestern Energy Co.	2,455,500	13,996
		1,559,063
Financials (24.7%)
Citigroup Inc.	6,242,896	427,326

Bank of America Corp.	16,389,357	395,311
American International Group Inc.	5,922,351	387,618
XL Group Ltd.	7,700,575	341,905
MetLife Inc.	5,970,175	328,360
Wells Fargo & Co.	4,926,005	265,709
Unum Group	4,369,669	219,051
PNC Financial Services Group Inc.	1,427,832	183,905
Comerica Inc.	2,470,335	178,630
Principal Financial Group Inc.	2,632,499	175,719
JPMorgan Chase & Co.	1,854,541	170,247
Intercontinental Exchange Inc.	2,104,645	140,401
Morgan Stanley	2,641,841	123,902
Franklin Resources Inc.	2,695,150	120,689
Voya Financial Inc.	2,893,875	113,556
Capital One Financial Corp.	1,315,719	113,389
Goldman Sachs Group Inc.	493,525	111,206
Ameriprise Financial Inc.	765,424	110,895
State Street Corp.	1,023,350	95,407
Axis Capital Holdings Ltd.	1,418,271	91,592
UBS Group AG	5,063,558	88,258
Regions Financial Corp.	5,913,150	86,332
M&T Bank Corp.	505,908	82,539
Allstate Corp.	711,097	64,710
Zions Bancorporation	1,398,660	63,387
Fifth Third Bancorp	2,159,384	57,655
KeyCorp	3,143,625	56,711
Citizens Financial Group Inc.	1,542,220	54,101
Willis Towers Watson plc	205,562	30,604
Invesco Ltd.	695,225	24,173
Raymond James Financial Inc.	160,049	13,314
		4,716,602
Health Care (12.9%)
Bristol-Myers Squibb Co.	5,924,316	337,094
UnitedHealth Group Inc.	1,479,392	283,762
Medtronic plc	3,146,535	264,215
McKesson Corp.	1,490,827	241,320
* Mylan NV	5,583,758	217,711
Allergan plc	765,967	193,276
Merck & Co. Inc.	2,593,354	165,663
* HCA Healthcare Inc.	1,635,349	131,384
Cigna Corp.	671,247	116,502
* Biogen Inc.	342,629	99,222
Johnson & Johnson	622,961	82,679
Pfizer Inc.	2,476,211	82,111
Eli Lilly & Co.	899,440	74,348
* Express Scripts Holding Co.	895,420	56,089
Abbott Laboratories	990,426	48,709
Teva Pharmaceutical Industries Ltd. ADR	1,479,593	47,599
Cardinal Health Inc.	345,150	26,666
		2,468,350
Industrials (8.7%)
Eaton Corp. plc	3,460,790	270,807
Honeywell International Inc.	1,559,897	212,333
* IHS Markit Ltd.	4,469,783	208,515
Raytheon Co.	942,847	161,953
Dover Corp.	1,596,742	134,126

*	Sensata Technologies Holding NV	2,789,831	125,877
	JB Hunt Transport Services Inc.	1,222,300	110,875
	Parker-Hannifin Corp.	551,185	91,486
	Stanley Black & Decker Inc.	579,053	81,467
*	Swift Transportation Co.	2,537,590	64,708
	Schneider National Inc. Class B	2,708,800	58,564
	Kansas City Southern	497,885	51,377
	American Airlines Group Inc.	906,054	45,701
	L3 Technologies Inc.	166,050	29,054
	Knight Transportation Inc.	137,520	4,903
			1,651,746
Information Technology (17.8%)
	Broadcom Ltd.	1,353,545	333,865
*	Arrow Electronics Inc.	3,777,344	307,060
	QUALCOMM Inc.	5,637,607	299,864
	Lam Research Corp.	1,622,032	258,649
	Apple Inc.	1,496,917	222,637
	Harris Corp.	1,870,115	214,072
*	CommScope Holding Co. Inc.	5,261,516	193,519
	Skyworks Solutions Inc.	1,657,165	173,787
	Oracle Corp.	3,473,300	173,422
	Cisco Systems Inc.	5,267,987	165,678
*,^ VeriSign Inc.		1,590,000	160,860
*	Micron Technology Inc.	5,456,007	153,423
*	Keysight Technologies Inc.	3,381,000	140,616
	Hewlett Packard Enterprise Co.	7,137,310	124,974
	Intel Corp.	2,816,600	99,905
	Cognizant Technology Solutions Corp. Class A	1,364,386	94,579
	Microsoft Corp.	1,222,875	88,903
*	Alphabet Inc. Class A	61,506	58,154
	TE Connectivity Ltd.	721,024	57,963
	Seagate Technology plc	1,297,862	42,778
*	NXP Semiconductors NV	186,262	20,550
			3,385,258
Materials (3.2%)
	Celanese Corp. Class A	2,292,505	220,470
	International Paper Co.	3,059,600	168,217
	PPG Industries Inc.	1,272,021	133,880
*	Alcoa Corp.	2,293,800	83,495
			606,062
Other (0.4%)
^,2 Vanguard Value ETF		703,525	68,981

Real Estate (3.3%)
	American Tower Corporation	1,754,765	239,227
	Weyerhaeuser Co.	6,113,841	201,879
	Public Storage	588,978	121,076
	Boston Properties Inc.	625,028	75,572
			637,754
Telecommunication Services (1.0%)
^	Nippon Telegraph & Telephone Corp.	3,341,700	163,537
	AT&T Inc.	815,225	31,794
			195,331
Utilities (2.8%)
	NextEra Energy Inc.	1,098,765	160,519

	PG&E Corp.			2,000,714	135,428
	Sempra Energy			831,700	93,990
	Edison International			852,150	67,047
	Avangrid Inc.			1,258,907	57,180
	Entergy Corp.			367,502	28,195
					542,360
Total Common Stocks (Cost $13,593,399)					18,685,550
		Coupon
Temporary Cash Investments (2.1%)1
Money Market Fund (0.9%)
3,4 Vanguard Market Liquidity Fund		1.217%		1,619,231	161,955

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.8%)
	Bank of America Securities, LLC
	(Dated 7/31/17, Repurchase Value
	$158,205,000, collateralized by U.S.
	Treasury Note/Bond 2.125%-2.500%,
	5/15/25-2/15/46, with a value of
	$161,364,000)	1.050%	8/1/17	158,200	158,200

U.S. Government and Agency Obligations (0.4%)
5	Federal Home Loan Bank Discount Notes	1.027%	9/25/17	75,000	74,887
6	United States Treasury Bill	0.862%	8/3/17	500	500
6	United States Treasury Bill	0.929%	9/21/17	2,000	1,997
6	United States Treasury Bill	1.056%	11/24/17	5,000	4,983
					82,367
Total Temporary Cash Investments (Cost $402,506)					402,522
Total Investments (100.1%) (Cost $13,995,905)					19,088,072
Other Assets and Liabilities-Net (-0.1%)4					(15,914)
Net Assets (100%)					19,072,158

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,211,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 1.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $29,399,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,187,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the

Windsor Fund

close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,124,553	560,997	—
Temporary Cash Investments	161,955	240,567	—
Futures Contracts—Liabilities[1]	(114)	—	—

Windsor Fund

Forward Currency Contracts—Liabilities		942
Total	18,286,394	802,506	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Windsor Fund

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	894	110,320	1,322

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive	Deliver		($000)
Citibank, N.A.	9/20/17	USD	149,737	JPY	16,364,746	942

JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2017, the counterparties had deposited in segregated accounts securities with a value of $1,458,000 in connection with open forward currency contracts.

F. At July 31, 2017, the cost of investment securities for tax purposes was $13,995,905,000. Net unrealized appreciation of investment securities for tax purposes was $5,092,167,000, consisting of unrealized gains of $5,448,469,000 on securities that had risen in value since their purchase and $356,302,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (97.4%)1
Consumer Discretionary (9.0%)
	Twenty-First Century Fox Inc. Class A	24,874,200	723,839
	Lowe's Cos. Inc.	7,856,401	608,085
	Dollar General Corp.	6,967,600	523,685
	Omnicom Group Inc.	2,680,400	211,055
	McDonald's Corp.	1,281,450	198,804
	Delphi Automotive plc	2,075,626	187,678
	DR Horton Inc.	4,784,156	170,746
	Adient plc	2,110,596	138,181
^,* Discovery Communications Inc. Class A		5,360,500	131,868
*	Madison Square Garden Co. Class A	504,267	110,798
	General Motors Co.	3,059,261	110,072
	Comcast Corp. Class A	2,535,000	102,541
	Carnival Corp.	1,533,433	102,403
*	AutoZone Inc.	182,266	98,391
	Lennar Corp. Class A	1,823,992	95,650
	CBS Corp. Class B	1,384,300	91,128
	Carter's Inc.	968,500	83,998
	Genuine Parts Co.	913,881	77,616
	Goodyear Tire & Rubber Co.	2,297,700	72,400
	Magna International Inc.	1,273,100	60,714
*	Meritage Homes Corp.	1,390,408	56,659
*	Lululemon Athletica Inc.	885,150	54,561
	Publicis Groupe SA	687,520	51,988
	Bed Bath & Beyond Inc.	1,630,200	48,743
	CalAtlantic Group Inc.	1,297,087	45,528
*	Discovery Communications Inc.	1,686,000	38,997
	Honda Motor Co. Ltd.	1,390,321	38,918
	Harley-Davidson Inc.	727,400	35,403
	Hyundai Motor Co.	263,261	34,081
	Target Corp.	586,425	33,233
	Honda Motor Co. Ltd. ADR	1,091,200	30,575
	Best Buy Co. Inc.	37,447	2,185
	Lear Corp.	12,293	1,822
	Hasbro Inc.	16,655	1,763
*	Liberty Global plc Class A	51,906	1,758
	Coach Inc.	33,130	1,562
	Royal Caribbean Cruises Ltd.	9,742	1,101
	News Corp. Class B	24,011	353
	Staples Inc.	17,832	181
	Kohl's Corp.	4,129	171
*	Hyatt Hotels Corp. Class A	2,983	166
	Interpublic Group of Cos. Inc.	6,233	135
	Gap Inc.	5,645	134
	H&R Block Inc.	3,429	105
	News Corp. Class A	4,508	64
			4,379,838
Consumer Staples (9.7%)
	Philip Morris International Inc.	9,082,324	1,059,998

	CVS Health Corp.	9,565,785	764,593
	Altria Group Inc.	10,994,632	714,321
^	Imperial Brands plc ADR	16,568,350	694,214
	Coca-Cola Co.	8,950,147	410,275
	Molson Coors Brewing Co. Class B	3,172,878	282,323
	PepsiCo Inc.	1,789,625	208,688
	Kellogg Co.	3,031,325	206,130
	Walgreens Boots Alliance Inc.	1,764,100	142,310
	Nestle SA	1,448,100	122,234
	Wal-Mart Stores Inc.	900,677	72,045
	Procter & Gamble Co.	87,790	7,973
	Conagra Brands Inc.	57,714	1,976
	Bunge Ltd.	21,409	1,678
	Tyson Foods Inc. Class A	23,211	1,471
	Kimberly-Clark Corp.	1,135	140
			4,690,369
Energy (8.5%)
	ConocoPhillips	17,610,723	798,999
	BP plc ADR	16,473,649	578,884
	Phillips 66	6,392,869	535,403
	Occidental Petroleum Corp.	7,823,057	484,482
	Chevron Corp.	2,436,729	266,066
	Cabot Oil & Gas Corp.	7,238,909	180,032
	Marathon Oil Corp.	13,871,900	169,653
	Schlumberger Ltd.	2,204,600	151,236
	Apache Corp.	2,959,400	146,431
	Hess Corp.	3,178,200	141,557
	Royal Dutch Shell plc ADR	1,934,806	109,375
	EOG Resources Inc.	1,147,800	109,202
	Range Resources Corp.	4,972,105	104,961
	Pioneer Natural Resources Co.	596,912	97,356
	Murphy Oil Corp.	3,654,100	97,126
	Tesoro Corp.	757,300	75,374
	Cimarex Energy Co.	466,680	46,215
^,* Kosmos Energy Ltd.		5,732,500	37,834
	Exxon Mobil Corp.	94,321	7,549
^,* Cobalt International Energy Inc.		997,593	2,574
	Valero Energy Corp.	36,390	2,510
	Williams Cos. Inc.	66,802	2,123
	ONEOK Inc.	24,839	1,405
	Devon Energy Corp.	42,158	1,404
*	Chesapeake Energy Corp.	255,387	1,267
*	Baker Hughes a GE Co.	31,042	1,145
*	Newfield Exploration Co.	33,656	967
*	Southwestern Energy Co.	128,554	733
	Marathon Petroleum Corp.	10,506	588
			4,152,451
Financials (17.4%)
	Citigroup Inc.	20,594,646	1,409,704
	Bank of America Corp.	47,717,341	1,150,942
	JPMorgan Chase & Co.	12,376,109	1,136,127
	Wells Fargo & Co.	20,535,496	1,107,685
	American Express Co.	8,569,307	730,362
	American International Group Inc.	5,368,994	351,401
	Intercontinental Exchange Inc.	3,347,000	223,278
	Morgan Stanley	4,631,900	217,236

Citizens Financial Group Inc.	5,806,808	203,703
Fifth Third Bancorp	7,432,600	198,450
Navient Corp.	12,875,682	189,916
Capital One Financial Corp.	1,960,500	168,956
SunTrust Banks Inc.	2,878,950	164,935
BNP Paribas SA	2,121,364	164,398
* SLM Corp.	12,695,052	140,661
Aon plc	901,250	124,526
Travelers Cos. Inc.	842,400	107,903
Barclays plc	36,326,564	97,401
State Street Corp.	1,002,225	93,437
Discover Financial Services	1,481,789	90,300
Goldman Sachs Group Inc.	328,403	73,999
Ally Financial Inc.	2,561,000	57,981
Banco de Sabadell SA	24,989,467	55,805
Sumitomo Mitsui Financial Group Inc.	1,036,900	40,010
^ CIT Group Inc.	821,600	39,149
Bank of New York Mellon Corp.	725,389	38,467
Synchrony Financial	1,044,121	31,658
Prudential Financial Inc.	26,559	3,007
Ameriprise Financial Inc.	15,275	2,213
Regions Financial Corp.	150,680	2,200
Lincoln National Corp.	29,213	2,134
Unum Group	40,311	2,021
Everest Re Group Ltd.	7,456	1,956
Comerica Inc.	26,198	1,894
Leucadia National Corp.	70,188	1,827
Principal Financial Group Inc.	27,114	1,810
Reinsurance Group of America Inc. Class A	11,918	1,671
Aflac Inc.	20,611	1,644
PNC Financial Services Group Inc.	12,032	1,550
Allstate Corp.	16,500	1,501
East West Bancorp Inc.	18,503	1,054
US Bancorp	15,698	829
Legg Mason Inc.	11,915	477
Chubb Ltd.	1,421	208
American Financial Group Inc.	646	66
		8,436,452
Health Care (19.5%)
Medtronic plc	16,257,829	1,365,170
Pfizer Inc.	38,138,724	1,264,680
Johnson & Johnson	7,710,596	1,023,350
Anthem Inc.	4,931,209	918,240
Sanofi ADR	17,025,600	806,332
* Express Scripts Holding Co.	12,646,167	792,156
Cardinal Health Inc.	10,214,681	789,186
Merck & Co. Inc.	8,490,492	542,373
Teva Pharmaceutical Industries Ltd. ADR	16,806,800	540,675
UnitedHealth Group Inc.	1,292,500	247,914
Cigna Corp.	1,099,218	190,780
* Biogen Inc.	502,005	145,376
Zoetis Inc.	2,223,547	139,016
Allergan plc	525,462	132,590
GlaxoSmithKline plc ADR	3,083,700	124,952
Roche Holding AG	362,000	91,647
Humana Inc.	386,400	89,336
Stryker Corp.	511,250	75,205

* Celgene Corp.	387,700	52,498
Gilead Sciences Inc.	656,595	49,960
AbbVie Inc.	618,440	43,235
Zimmer Biomet Holdings Inc.	325,300	39,465
Eli Lilly & Co.	36,522	3,019
Amgen Inc.	11,218	1,958
Quest Diagnostics Inc.	17,621	1,909
Baxter International Inc.	27,280	1,650
Agilent Technologies Inc.	25,067	1,499
* Quintiles IMS Holdings Inc.	9,700	878
Abbott Laboratories	13,025	641
		9,475,690
Industrials (8.9%)
United Technologies Corp.	8,671,372	1,028,165
Johnson Controls International plc	24,082,974	938,032
General Dynamics Corp.	2,123,400	416,887
United Parcel Service Inc. Class B	2,436,700	268,744
Eaton Corp. plc	3,069,900	240,220
Raytheon Co.	1,008,183	173,176
Cummins Inc.	987,597	165,817
Koninklijke Philips NV	4,151,615	158,467
Honeywell International Inc.	1,149,000	156,402
CNH Industrial NV	11,893,000	137,007
Deere & Co.	735,709	94,377
Rockwell Collins Inc.	825,100	87,898
General Electric Co.	3,371,545	86,345
Boeing Co.	313,500	76,011
Stanley Black & Decker Inc.	488,022	68,660
Parker-Hannifin Corp.	328,800	54,574
* Copart Inc.	1,644,265	51,778
* Kirby Corp.	648,750	39,509
PACCAR Inc.	503,452	34,461
Embraer SA ADR	1,339,300	27,148
Emerson Electric Co.	34,677	2,067
American Airlines Group Inc.	37,524	1,893
Owens Corning	28,124	1,886
Caterpillar Inc.	16,141	1,839
Allison Transmission Holdings Inc.	47,386	1,791
Rockwell Automation Inc.	10,151	1,675
* United Continental Holdings Inc.	23,718	1,605
ManpowerGroup Inc.	12,800	1,371
L3 Technologies Inc.	5,656	990
3M Co.	4,659	937
CSX Corp.	9,950	491
Waste Management Inc.	2,063	155
		4,320,378
Information Technology (16.7%)
Microsoft Corp.	21,794,673	1,584,473
Oracle Corp.	22,951,200	1,145,953
QUALCOMM Inc.	12,264,932	652,372
Apple Inc.	3,858,456	573,868
* Alphabet Inc. Class A	458,898	433,888
* Alphabet Inc. Class C	396,656	369,088
Hewlett Packard Enterprise Co.	20,961,600	367,038
Samsung Electronics Co. Ltd.	153,400	329,884
Cisco Systems Inc.	10,469,183	329,256

* eBay Inc.	7,655,934	273,546
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,567,119	272,114
Visa Inc. Class A	2,529,600	251,847
Motorola Solutions Inc.	2,488,325	225,641
Intel Corp.	5,824,344	206,589
Corning Inc.	6,656,500	193,970
Skyworks Solutions Inc.	1,823,500	191,230
Telefonaktiebolaget LM Ericsson ADR	28,411,300	182,401
DXC Technology Co.	1,465,479	114,864
* Vantiv Inc. Class A	1,726,800	109,738
Cypress Semiconductor Corp.	5,080,750	72,147
Applied Materials Inc.	1,480,450	65,599
* CoreLogic Inc.	1,082,900	49,326
* Palo Alto Networks Inc.	331,000	43,619
* Teradata Corp.	1,161,200	36,949
TE Connectivity Ltd.	434,900	34,962
SK Hynix Inc.	152,562	8,969
International Business Machines Corp.	24,024	3,476
HP Inc.	132,449	2,530
Seagate Technology plc	54,390	1,793
NVIDIA Corp.	10,206	1,659
* Dell Technologies Inc. Class V	23,963	1,540
Marvell Technology Group Ltd.	95,167	1,481
* NCR Corp.	33,920	1,284
Teradyne Inc.	32,848	1,136
Avnet Inc.	25,738	988
Western Digital Corp.	7,120	606
Leidos Holdings Inc.	6,231	333
NetApp Inc.	3,738	162
		8,136,319
Materials (3.6%)
Air Products & Chemicals Inc.	5,373,862	763,895
EI du Pont de Nemours & Co.	6,319,400	519,518
* Crown Holdings Inc.	3,166,200	188,294
PPG Industries Inc.	702,300	73,917
International Paper Co.	988,300	54,337
LyondellBasell Industries NV Class A	546,940	49,274
Steel Dynamics Inc.	1,352,354	47,887
Agrium Inc.	474,750	47,523
Albemarle Corp.	16,308	1,888
* Freeport-McMoRan Inc.	114,659	1,676
Eastman Chemical Co.	14,049	1,168
WestRock Co.	17,866	1,026
Dow Chemical Co.	7,831	503
Avery Dennison Corp.	960	89
Packaging Corp. of America	552	60
		1,751,055
Other (0.5%)
SPDR S&P500 ETF Trust	737,143	181,905
2 Vanguard Value ETF	630,600	61,830
		243,735
Real Estate (0.3%)
Prologis Inc.	2,058,650	125,187
Host Hotels & Resorts Inc.	98,816	1,844
Gaming and Leisure Properties Inc.	46,527	1,765
Omega Healthcare Investors Inc.	53,533	1,691

	Senior Housing Properties Trust			86,485	1,682
	WP Carey Inc.			12,019	823
	Uniti Group Inc.			24,667	632
	Lamar Advertising Co. Class A			8,772	619
	Colony NorthStar Inc. Class A			42,080	616
	Hospitality Properties Trust			19,400	564
					135,423
Telecommunication Services (2.8%)
	Verizon Communications Inc.			14,677,066	710,370
	AT&T Inc.			13,153,115	512,971
	Vodafone Group plc ADR			5,168,836	153,411
*	Sprint Corp.			195,193	1,558
					1,378,310
Utilities (0.5%)
*	Calpine Corp.			13,255,800	190,618
	Southern Co.			535,800	25,681
	PPL Corp.			661,300	25,348
	NextEra Energy Inc.			23,773	3,473
	Exelon Corp.			69,254	2,655
	PG&E Corp.			37,001	2,505
	Edison International			28,767	2,263
	FirstEnergy Corp.			63,322	2,021
	CenterPoint Energy Inc.			68,778	1,939
	National Fuel Gas Co.			29,534	1,749
	MDU Resources Group Inc.			65,479	1,725
	DTE Energy Co.			13,863	1,484
	Pinnacle West Capital Corp.			5,538	480
					261,941
Total Common Stocks (Cost $35,373,551)					47,361,961
		Coupon
Temporary Cash Investments (1.7%)1
Money Market Fund (1.7%)
3,4 Vanguard Market Liquidity Fund		1.217%		8,033,650	803,525

				Face	Market
			Maturity	Amount	Value
			Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.918%–0.982%	9/14/17	15,600	15,582
5	United States Treasury Bill	0.980%	10/5/17	100	100
5	United States Treasury Bill	0.949%	10/19/17	2,000	1,995
					17,677
Total Temporary Cash Investments (Cost $821,125)					821,202
Total Investments (99.1%) (Cost $36,194,676)					48,183,163
Other Assets and Liabilities-Net (0.9%)4					447,322
Net Assets (100%)					48,630,485

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $63,339,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 1.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

4 Includes $69,359,000 of collateral received for securities on loan.
5 Securities with a value of $2,095,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

Windsor II Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	46,326,627	1,035,334	—
Temporary Cash Investments	803,525	17,677	—
Futures Contracts—Liabilities[1]	(56)	—	—
Total	47,130,096	1,053,011	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)	(Depreciation)
E-mini S&P 500 Index	September 2017	348	42,943	436

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2017, the cost of investment securities for tax purposes was $36,194,676,000. Net unrealized appreciation of investment securities for tax purposes was $11,988,487,000, consisting of unrealized gains of $13,895,688,000 on securities that had risen in value since their purchase and $1,907,201,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	September 18, 2017
VANGUARD WINDSOR FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	September 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.